Related party transactions and balances (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2024 MWh	Dec. 31, 2023 MWh agreement	Oct. 31, 2023 MWh	Jan. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item
Related party transactions and balances
Receivables, Non-Current					$ 1,763	$ 1,558
Payables, Current					2,577	2,664
Raw materials and energy consumption for production					55,994	56,238	$ 35,962
Other Operating Expenses					$ 9	202	$ 1,193
Cash flow hedges
Related party transactions and balances
Number of purchase price agreements | item							4
Mowe Eolica [member]
Related party transactions and balances
Maximum energy supply | MWh	35,400
Period for commencement of operation of the plants	10 years
Villar Mir Energia, S.L.U.
Related party transactions and balances
Raw Materials And energy Production adjustment.							$ (18)
Other Operating Expenses							1
Number of purchase price agreements | agreement		3
Maximum energy supply | MWh		285,000
Period for commencement of operation of the plants		10 years
Additional renewal extension term				1 year
Contract termination notice period				30 days
Energya VM Gestion, S.L
Related party transactions and balances
Term of contract					1 year
Energya VM Gestion, S.L | Power Purchase Agreement (PPA)
Related party transactions and balances
Maximum energy supply | MWh			30,000
Energya VM Gestion de la Energia, S.L.
Related party transactions and balances
Receivables, Non-Current					$ 1,763	1,558
Payables, Current					2,577	2,658
Raw materials and energy consumption for production					55,994	56,238	35,980
Other Operating Expenses							1,137
Other related parties
Related party transactions and balances
Payables, Current						6
Other Operating Expenses					$ 9	$ 202	$ 55